Please file this Prospectus Supplement with your records


           Lincoln National Money Market Fund, Inc.
                 Prospectus Dated May 1, 1997
               Supplement Dated October 1, 1997

Effective October 1, 1997, Cozey W. Baker, Jr., is no longer the portfolio manager for the Lincoln National Money Market Fund, Inc. (fund). Please replace the paragraph regarding Mr. Baker under the section DESCRIPTION OF THE FUND - PORTFOLIO MANAGER with the following:

The portfolio manager for the fund is Jil Schoeff Lindholm, Short-Term Investment Manager, Lincoln Investment, the advisor to the fund.
Ms. Lindholm is assuming responsibility for the fund on October 1, 1997. She has been a Short-Term Investment Manager with Lincoln Investment since February, 1995. She was a GIC Sales Executive for Lincoln Life from March, 1992 through February, 1995. Ms. Lindholm holds a Master's
Degree in business administration from Indiana University.


               Lincoln National Growth and Income Fund, Inc. Lincoln National Managed Fund, Inc.
               Lincoln National Social Awareness Fund, Inc.
               Lincoln National Special Opportunities Fund, Inc.
                    Prospectus Dated May 1, 1997
                           Supplement Dated October 1, 1997

Effective October 1, 1997, Cozey W. Baker, Jr., is no longer managing the short-term investment segment of the Lincoln National Growth and Income Fund, Inc.; the Lincoln National Managed Fund, Inc.; the Lincoln National Social Awareness Fund, Inc.; and the Lincoln National Special Opportunities Fund, Inc. (fund). Please replace the paragraph regarding Mr. Baker under the section DESCRIPTION OF THE FUND - PORTFOLIO MANAGERS with the following:

Jil Schoeff Lindholm, Short-Term Investment Manager for Lincoln Investment, the advisor of the fund is assuming responsibility for the short-term investments segment of the fund's portfolio on October 1, 1997. She has been a Short-Term Investment Manager with Lincoln Investment since February 1995. She was a GIC Sales Executive for Lincoln Life from March, 1992 through February, 1995. Ms. Lindholm holds a Master's Degree in business administration from Indiana University.

          Lincoln National Global Asset Allocation Fund, Inc.
                    Prospectus Dated May 1, 1997
                  Supplement Dated October 1, 1997


Effective October 1, 1997, Lindsey C. Strong, is no longer managing the Money Market Instruments of the Lincoln National Global Asset Allocation Fund, Inc. (fund). Please replace the paragraph regarding Ms. Strong under the section DESCRIPTION OF THE FUND - PORTFOLIO MANAGERS with the following:

Joanne M. Driscoll, Assistant Vice President of Putnam Investments, sub-advisor of the fund is assuming responsibility for the Money Market Instruments of the fund's portfolio on October 1, 1997. She has been an Assistant Portfolio Manager for the taxable Money Market funds since 1996 and has been with Putnam since 1995. Before that, Ms. Driscoll was a Finance Teaching Assistant at Northeastern University between 1993 and
1995 and was with BayBank Investment Management between 1992 and 1993.



C/K MULTI FUND